Insurance Contract Liabilities and Reinsurance Assets - Summary of Insurance Contract Liabilities, Payments Due by Period (Detail) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	$ 827,727
Less than 1 year [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	10,672
1 to 3 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	9,859
3 to 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	15,416
Over 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	$ 791,780